INVESTMENT IN UNCONSOLIDATED ENTITY, NET (Tables)	6 Months Ended
Dec. 31, 2025
INVESTMENT IN UNCONSOLIDATED ENTITY, NET
Schedule of investment in unconsolidated entity, net

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
		(Unaudited)	(Unaudited)
Investment in unconsolidated entity - Initial cost	¥—	¥1,474,974	$210,918
Investment in unconsolidated entity, net	¥—	¥1,474,974	$210,918